Cover	Oct. 30, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2025
Entity Registrant Name	Cumulus Media Inc
Entity Central Index Key	0001058623
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38108
Entity Tax Identification Number	82-5134717
Entity Address, Address Line One	780 Johnson Ferry Road NE, Suite 500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	(404)
Local Phone Number	949-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false